Investments In Associated Companies (HomeFed) (Narrative) (Details) (HomeFed Corporation [Member], USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2002	Dec. 31, 2011	Dec. 31, 2011 Parent Company Chairman [Member]	Dec. 31, 2011 Parent Company President [Member]
Investments In Associated Companies [Line Items]
Aggregate consideration of interest sold	$ 25,000,000
Cash received from sale of real estate subsidiary	$ 1,000,000
Common shares, consideration	2,474,226
Percentage of ownership owned		31.40%
Percentage ownership by related party			7.70%	9.40%